Cash, Cash Equivalents and Investments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Cash and Cash Equivalents [Line Items]
Equity Investment without Readily Determinable Fair Value	$ 36	$ 35
Other than temporary impairment losses, available-for-sale securities	0	0	$ 8
Gain on sale of investments, equity investments without readily determinable fair value	0	0	12
Available-for-sale Securities, Gross Realized Losses	0	1	$ 0
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	10	$ 9
ASU 2016-1 Adoption - change in fair value equity securities to investment income	$ 8
Minimum
Cash and Cash Equivalents [Line Items]
Lease term	1 month
Maximum
Cash and Cash Equivalents [Line Items]
Lease term	9 years